REGULATORY CAPITAL REQUIREMENTS - Summary of Relationship Between Bank's Capital and Regulatory Requirements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
GAAP capital (Bank only)	$ 200,221	$ 175,352
Adjustment for regulatory capital:
Intangible assets	(2,271)	(2,371)
Reverse the effect of ASC 320-10	1,300	(2,269)
Tangible capital	199,250	170,712
Qualifying intangible assets
Tier 1 capital (core capital)	199,250	170,712
Qualifying valuation allowance	10,586	12,814
Risk-based capital	$ 209,836	$ 183,526